FT Vest U.S. Equity Dual Directional Buffer ETF - February Expense Example, No Redemption - FT Vest U.S. Equity Dual Directional Buffer ETF - February - FT Vest U.S. Equity Dual Directional Buffer ETF - February
May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	$ 1,049